Segment reporting - Reconciliation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Segment reporting
Income before taxes		R$ 33,083	R$ (77,052)		R$ (50,215)
Financial result		27,860	41,196		42,571
Depreciation and amortization		51,474	62,445	[1]	56,284	[1]
Interest on tuition fees paid in arrears		15,715	8,265		8,887
Impairment losses	[2]		51,022		33,537
Share-based compensation plan		11,823	26,372		7,450
Other income (expenses), net		(512)	905		1,041
Restructuring expenses		4,780	4,484		2,231
M&A and Offering Expenses		2,391			6,000
Other operational expenses unallocated		53,368	49,488		35,190
Adjusted EBITDA allocated to segments		R$ 199,982	R$ 167,125		R$ 142,976

[1]	From the total depreciation and amortization, R$ 36,757 (2019 - R$ 24,857, 2018 — R$ 20,472) relates Cost of services, R$ 11,463 (2019 - R$ 12,721, 2018 — R$ 10,945) relates to General and administrative expenses and R$ 3,255 (2019 - R$ 24,867, 2018 — R$ 24,867) relates to Selling expenses.
[2]	The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses